BUSINESS ACQUISITIONS - Acquisition of Green Roads (Details) $ in Thousands		12 Months Ended
	Jun. 17, 2021 CAD ($) instrument shares	Nov. 30, 2021 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Indemnity assets		$ 11,368
GR
Disclosure of detailed information about business combination [line items]
Consideration paid at closing	$ 40,815
Cash paid on closing	$ 14,400
Shares issued on closing | instrument	2,659,959
Value of shares issued on closing	$ 26,415
Number of common shares placed in escrow | shares	1,434,767	1,434,767
Value of common shares placed in escrow	$ 14,248
Indemnity assets	10,957
Cash held in escrow	1,902
Contingent consideration	940
Total potential payout	24,556
Value of milestone payments	$ 940
Gain on remeasurement of contingent consideration under the Monte Carlo simulation		$ 600